Loans and Allowance for Credit Losses - Schedule of Loans Modified as TDRs that have Subsequently been Fully or Partially Charged-Off or Became 90 Days or More Past Due (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	15,344	14,948	9,885
Amount Defaulted	$ 1,117	$ 810	$ 419
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	642	859	665
Amount Defaulted	46	48	26
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	87	111	64
Amount Defaulted	102	232	67
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,099	1,073	623
Amount Defaulted	163	146	127
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	6,640	9,774	7,108
Amount Defaulted	37	54	36
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,841	1,818	557
Amount Defaulted	80	56	13
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	10,309	13,635	9,017
Amount Defaulted	428	536	269
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	4,972	1,245	857
Amount Defaulted	640	177	124
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	63	68	11
Amount Defaulted	$ 49	$ 97	$ 26